THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND (Prospectus Summary) | THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND
THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks capital appreciation and income.
YOUR EXPENSES.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 31 of the Fund’s prospectus and the “Purchase and Redemption of Shares” section beginning on page 153 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none
Exchange fees	none		none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Management fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Other expenses		0.40%	0.38%	0.37%	0.52%	0.47%	0.42%	0.31%
Total annual fund operating expenses		1.65%	2.38%	1.37%	2.02%	1.72%	1.42%	1.31%
Fee waiver and/or expense reimbursement	[1]	0.40%	0.38%	0.37%	0.47%	0.47%	0.47%	0.41%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.25%	2.00%	1.00%	1.55%	1.25%	0.95%	0.90%
[1]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to waive 0.10% of its management fee and to further reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.25% (Class A), 2.00% (Class C), 1.00% (Class I), 1.55% (Class R3), 1.25% (Class R4), 0.95% (Class R5) and 0.90% (Class Y). These contractual arrangements will remain in effect until February 28, 2014. In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. This contractual arrangement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.

·                  Your investment has a 5% return each year

·                  The Fund’s operating expenses remain the same

·                  You reinvest all dividends and distributions

·                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	572	910	1,271	2,285
Class C	303	706	1,236	2,687
Class I	102	397	715	1,614
Class R3	158	588	1,045	2,310
Class R4	127	496	889	1,991
Class R5	97	403	732	1,661
Class Y	92	375	679	1,543

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	572	910	1,271	2,285
Class C	203	706	1,236	2,687
Class I	102	397	715	1,614
Class R3	158	588	1,045	2,310
Class R4	127	496	889	1,991
Class R5	97	403	732	1,661
Class Y	92	375	679	1,543

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund will normally invest at least 80% of its net assets in local currency-denominated emerging markets debt securities, as well as forwards and other derivative instruments that provide market exposure to such securities.  Local currencies are the currencies of the markets where the Fund’s investments are located.  The Fund will invest primarily in these non-U.S. dollar currencies.  The Fund will invest in both investment grade and non-investment grade debt securities (also referred to as “junk bonds”) from emerging markets.  The Fund may invest in debt issued by sovereign, quasi-sovereign agency, supranational, and sub-national government issuers; mortgage- and asset-backed securities; corporate debt securities and loan participation securities; credit- and index-linked derivatives; as well as other debt securities, both fixed- and floating-rate.  The Fund may buy and sell exchange-traded and over-the-counter derivative instruments, including bond futures; currency, interest rate, total rate of return, and credit default swaps; currency, bond, and swap options; deliverable and non-deliverable currency forward contracts; and other derivative instruments to enhance portfolio management efficiency, and may hold outright short positions in these instruments for hedging purposes and otherwise in pursuit of the Fund’s investment goal.  The Fund may trade securities actively and may invest in debt securities of any maturity.  The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

MAIN RISKS.

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Sovereign Debt Risk — Investments in sovereign debt are subject to the risk that the issuer of the non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.  This may result from political or social factors, the general economic environment of a country or economic region, levels of foreign debt or foreign currency exchange rates.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Leverage Risk — Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Leverage may also cause the Fund to be more volatile than if it had not been leveraged.  The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Forward Currency Contracts Risk - A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The Fund may enter into forward currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of its investment strategy. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities but allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. Gains from foreign currency contracts are typically taxable as income and may significantly increase an investor’s tax liability.

Swap Agreements Risk — A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component.  Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Non-Diversification Risk - The Fund is non-diversified, which means it is permitted to invest more of its assets in fewer issuers than a “diversified” fund.  Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.  The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

Investment Strategy Risk - The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

Event Risk - Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt.  As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Volatility Risk - Share price, yield and total return may fluctuate more than with funds that use a different investment strategy.

Active Trading Risk - Active trading could increase the Fund’s transaction costs and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:

·                  Shows the Fund’s total return for the first full calendar year of operation

·                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

·                  Shows the returns of the Fund’s Class A shares.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 8.85% (1st quarter, 2012) Lowest -0.64% (2nd quarter, 2012)
AVERAGE ANNUAL RETURNS.

The table below shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund’s prospectus.

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2012 (including sales charges)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	16.63%	2.87%	May 31, 2011
Class A After Taxes on Distributions	Class A After Taxes on Distributions and Sale of Fund Shares	15.19%	1.62%	May 31, 2011
Class A After Taxes on Distributions and Sales	Class A After Taxes on Distributions	10.81%	1.71%	May 31, 2011
Class C	Class C Return Before Taxes	20.13%	5.08%	May 31, 2011
Class I	Class I Return Before Taxes	22.23%	6.05%	May 31, 2011
Class R3	Class R3 Return Before Taxes	21.61%	5.49%	May 31, 2011
Class R4	Class R4 Return Before Taxes	21.98%	5.80%	May 31, 2011
Class R5	Class R5 Return Before Taxes	22.34%	6.11%	May 31, 2011
Class Y	Class Y Return Before Taxes	22.48%	5.97%	May 31, 2011
JP Morgan GBI Emerging Markets Global Diversified Index	JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes)	16.76%	4.82%	May 31, 2011